Expense Example, No Redemption - CLASS C	Feb. 01, 2026 USD ($)
Timothy Plan Small Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 228
Expense Example, No Redemption, 3 Years	732
Expense Example, No Redemption, 5 Years	1,263
Expense Example, No Redemption, 10 Years	2,716
Timothy Plan Large/Mid Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,226
Expense Example, No Redemption, 10 Years	2,644
Timothy Plan Small/Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	239
Expense Example, No Redemption, 3 Years	757
Expense Example, No Redemption, 5 Years	1,302
Expense Example, No Redemption, 10 Years	2,789
Timothy Plan Large/Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	1,229
Expense Example, No Redemption, 10 Years	2,646
Timothy Plan Growth & Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	262
Expense Example, No Redemption, 10 Years	3,376
Timothy Plan Fixed Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	639
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	2,415
Timothy Plan High Yield Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	633
Expense Example, No Redemption, 5 Years	1,094
Expense Example, No Redemption, 10 Years	2,371
Timothy Plan International Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	241
Expense Example, No Redemption, 3 Years	753
Expense Example, No Redemption, 5 Years	1,291
Expense Example, No Redemption, 10 Years	2,763
Timothy Plan Israel Common Values Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	249
Expense Example, No Redemption, 3 Years	767
Expense Example, No Redemption, 5 Years	1,311
Expense Example, No Redemption, 10 Years	2,796
Timothy Plan Defensive Strategies Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	680
Expense Example, No Redemption, 5 Years	1,174
Expense Example, No Redemption, 10 Years	2,535
Timothy Plan Strategic Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	228
Expense Example, No Redemption, 3 Years	703
Expense Example, No Redemption, 5 Years	1,205
Expense Example, No Redemption, 10 Years	2,585
Timothy Plan Conservative Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	232
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	$ 2,626